Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
23.
FAIR VALUE MEASUREMENTS

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2024 and 2025 and non-recurring fair value measurements as of December 31, 2024 and 2025:

	Fair Value Measurements or disclosure
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/ (Losses)
	RMB	RMB	RMB	RMB	US$
	(In thousands)
Fair value disclosure
As of December 31, 2024:
Cash equivalents
Time deposits (i)		781,205
Convertible senior notes, current portion (ii)		16,671	207,531
Convertible senior notes, non-current portion (ii)		3,932,041	3,765,189

As of December 31, 2025:
Cash equivalents
Time deposits (i)		823,823
Short-term investments
Held-to-maturity debt securities (i)		33,127
Convertible senior notes, current portion (ii)		1,457,736
Convertible senior notes, non-current portion (ii)		2,398,144	3,914,609

Fair value measurements on a recurring basis
As of December 31, 2024:
Short-term investments
Available-for-sale debt securities (i)		941,610
Long-term investments
Available-for-sale debt securities (iii)			788,982
Equity investments at fair value with readily determinable fair value	9,500

As of December 31, 2025:
Short-term investments
Available-for-sale debt securities (i)		281,692
Long-term investments
Available-for-sale debt securities (iii)			602,660
Equity investments at fair value with readily determinable fair value	9,703
Accrued expenses and other liabilities
Derivative instruments		33,705

Fair value measurements on a non-recurring basis
As of December 31, 2024:
Produced content monetized on its own (iv)			73,936	(95,277)
Long-term investments (v)			344,843	(192,613)

As of December 31, 2025:
Produced content monetized on its own (iv)			46,884	(85,501)	(12,226)
Long-term investments (v)			48,381	(18,451)	(2,638)

Recurring

(i)
The fair value of time deposits is determined based on the prevailing interest rates in the market. Due to maturities of less than one year, the carrying values of short-term investments approximate their fair values.
(ii)
The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its consolidated balance sheets, and presents the fair value for disclosure purposes only. The fair values of the convertible senior notes are classified as Level 2 or Level 3 in the fair value hierarchy. For further information on the convertible senior notes, see Note 14.
(iii)
Long-term available-for-sale debt securities are convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Company’s option, which do not have readily determinable market values. The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The Group uses valuation methodologies, primarily the market approach, which requires management to use unobservable inputs (Level 3) such as selection of comparable companies and multiples, expected volatility and discount for lack of marketability.

	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Balance as of January 1,	466,006	788,982	112,823
Addition	492	—	—
Disposals	(52,581)	(10,000)	(1,430)
Conversion	370,373	35,000	5,005
Accrued interests	618	—	—
Allowance for credit losses	—	(54,093)	(7,735)
Net unrealized fair value change recognized in other comprehensive income	(2,506)	(150,066)	(21,459)
Foreign currency translation adjustments	6,580	(7,163)	(1,025)
Balance as of December 31	788,982	602,660	86,179

Non-recurring

(iv)
Due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, the Group performed an assessment to determine whether the fair value was less than unamortized content costs. The Group uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) primarily include forecasted future revenues. The Group considers the historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to the release of the produced content in estimating the fair value. Based on the above assessment, certain produced content predominantly monetized on its own were determined to be impaired and re-measured to the fair value as of each quarter end. Impairment charges were recognized as cost of revenues in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2023, 2024 and 2025, respectively.
(v)
The Group measure equity securities accounted for under the measurement alternative and equity method investments at fair value on a non-recurring basis only if an impairment charge recognized. These non-recurring fair value measurements are measured on the date of impairment. The fair values of the Group’s investments in publicly listed companies are measured using quoted market prices. For estimating the fair value of investments without observable market prices, the Group uses valuation methodologies, primarily the market approach, which requires management to use unobservable inputs (Level 3) such as selection of comparable companies and multiples, expected volatility and discount for lack of marketability. The Group also measures equity investments accounted for under the measurement alternative at fair value on a non-recurring basis when there is an orderly transaction for identical or similar investments of the same issuer. These non-recurring fair value measurements were measured as of the observable transaction dates. The fair values of these privately held investments were categorized as Level 3 in the fair value hierarchy, and are determined based on the observable transaction price of recent rounds of financing and a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. As a result of the above assessment, certain long-term investments were determined to be impaired or re-measured to their fair values when applicable. The impairment charges or total net unrealized gains/(losses) were recognized in “Others, net” in the consolidated statements of comprehensive income/(loss) during the years ended December 31, 2023, 2024 and 2025. 5% increase/decrease in multiples or expected volatility would not result significant change in fair value of the investments classified as level 3.